Quarterly Holdings Report
for
Fidelity® Fundamental Small-Mid Cap ETF
April 30, 2026
SOE-NPRT3-0626
1.9900257.105
Common Stocks - 98.9%
	Shares	Value ($)
CANADA - 1.9%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear Inc (United States) (b)	77,847	4,825,736
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	24,441	1,369,673
Materials - 0.4%
Metals & Mining - 0.4%
Almonty Industries Inc (United States) (a)	60,967	1,321,765
Triple Flag Precious Metals Corp (United States)	99,731	3,182,416
TOTAL MATERIALS		4,504,181
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Colliers International Group Inc Subordinate Voting Shares (United States)	64,112	6,704,833
Utilities - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp (United States)	176,781	6,540,897
TOTAL CANADA		23,945,320
ISRAEL - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (a)	4,992	2,498,147
Software - 0.2%
Cellebrite DI Ltd (a)	208,735	2,713,555
TOTAL ISRAEL		5,211,702
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	1,198	936,501
Newamsterdam Pharma Co NV (a)	41,795	1,193,665
uniQure NV (a)	1,500	29,924

TOTAL NETHERLANDS		2,160,090
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	136,216	3,307,324
THAILAND - 1.8%
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Fabrinet (a)	31,914	21,812,262
UNITED KINGDOM - 2.0%
Energy - 2.0%
Energy Equipment & Services - 2.0%
TechnipFMC PLC	329,134	24,872,656
UNITED STATES - 92.4%
Communication Services - 0.7%
Media - 0.7%
Nexstar Media Group Inc	43,758	9,107,790
Consumer Discretionary - 9.7%
Automobile Components - 0.3%
Patrick Industries Inc	36,865	3,428,445
Phinia Inc	3,984	287,446
		3,715,891
Diversified Consumer Services - 0.7%
Grand Canyon Education Inc (a)	28,403	4,802,095
Laureate Education Inc (a)	137,585	4,140,621
		8,942,716
Hotels, Restaurants & Leisure - 1.1%
Brinker International Inc (a)	23,921	3,641,732
Cheesecake Factory Inc/The (b)	98,625	6,200,554
Dutch Bros Inc Class A (a)(b)	64,013	3,681,388
		13,523,674
Household Durables - 2.9%
Green Brick Partners Inc (a)	36,659	2,472,283
Installed Building Products Inc	10,722	3,093,833
KB Home	107,201	5,680,581
SharkNinja Inc (a)	75,928	8,771,962
Somnigroup International Inc	211,425	16,038,701
TopBuild Corp (a)	42	18,593
		36,075,953
Specialty Retail - 3.2%
Academy Sports & Outdoors Inc	8,526	467,566
Dick's Sporting Goods Inc	41,227	9,355,231
Lithia Motors Inc	11,320	3,284,158
Murphy USA Inc	27,161	15,970,668
Signet Jewelers Ltd	63,363	5,641,208
Upbound Group Inc	94,657	1,870,422
Urban Outfitters Inc (a)	52,826	3,715,781
		40,305,034
Textiles, Apparel & Luxury Goods - 1.5%
Crocs Inc (a)(b)	98,973	10,093,267
Tapestry Inc	57,344	8,317,173
		18,410,440
TOTAL CONSUMER DISCRETIONARY		120,973,708
Consumer Staples - 3.8%
Beverages - 0.5%
Primo Brands Corp Class A	296,612	6,044,953
Consumer Staples Distribution & Retail - 3.3%
BJ's Wholesale Club Holdings Inc (a)	73,230	6,875,565
Performance Food Group Co (a)	127,979	11,589,778
Sprouts Farmers Market Inc (a)	58,385	4,778,812
US Foods Holding Corp (a)	188,386	17,612,207
		40,856,362
TOTAL CONSUMER STAPLES		46,901,315
Energy - 2.7%
Energy Equipment & Services - 0.2%
Noble Corp PLC	70,650	3,605,270
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp (a)	280,902	11,028,213
Cheniere Energy Inc	10,334	2,841,332
Chord Energy Corp	71,996	10,482,618
Ovintiv Inc	101,683	6,258,589
		30,610,752
TOTAL ENERGY		34,216,022
Financials - 13.8%
Banks - 5.9%
BOK Financial Corp	43,824	5,863,213
East West Bancorp Inc	100,895	12,760,191
Eastern Bankshares Inc	285,994	5,785,659
First Bancorp/Southern Pines NC	96,514	5,572,718
First Citizens BancShares Inc/NC Class A	2,174	4,312,825
FNB Corp/PA	189,814	3,388,180
KeyCorp	165,799	3,665,816
M&T Bank Corp	16,700	3,651,121
Old National Bancorp/IN	135,235	3,241,583
Pinnacle Financial Partners Inc	101,072	10,000,064
SOUTHSTATE BANK CORP	46,521	4,543,706
TriCo Bancshares	26,033	1,308,678
Wintrust Financial Corp	61,563	9,269,541
		73,363,295
Capital Markets - 2.8%
Cboe Global Markets Inc	7,666	2,300,490
Houlihan Lokey Inc Class A	30,556	4,728,541
Lazard Inc	117,887	5,717,520
Raymond James Financial Inc	40,819	6,462,464
State Street Corp	27,745	4,240,546
Stifel Financial Corp	146,661	11,558,353
		35,007,914
Consumer Finance - 2.1%
EZCORP Inc Class A (a)	142,755	4,679,509
FirstCash Holdings Inc	83,311	18,180,126
SLM Corp	173,696	4,008,904
		26,868,539
Insurance - 3.0%
American Financial Group Inc/OH	28,740	3,830,180
Axis Capital Holdings Ltd	67,378	6,765,425
Baldwin Insurance Group Inc/The Class A (a)	48,449	1,100,761
First American Financial Corp	88,964	6,239,045
Primerica Inc	35,046	9,857,389
Reinsurance Group of America Inc	43,577	9,214,792
		37,007,592
TOTAL FINANCIALS		172,247,340
Health Care - 9.0%
Biotechnology - 4.0%
Caris Life Sciences Inc (a)	88,177	1,675,363
Celldex Therapeutics Inc (a)	50,639	1,665,010
Centessa Pharmaceuticals PLC ADR (a)	268	10,565
CG oncology Inc (a)	43,277	2,888,307
Cogent Biosciences Inc (a)	87,602	3,135,276
Cytokinetics Inc (a)	37,114	2,374,183
CytomX Therapeutics Inc (a)	285,901	1,206,502
Damora Therapeutics Inc (a)	36,352	932,792
Dianthus Therapeutics Inc (a)	22,043	1,935,375
Disc Medicine Inc (a)	19,549	1,289,257
Gilead Sciences Inc rights (a)(c)	240	17
Insmed Inc (a)	36,799	5,016,809
Jade Biosciences Inc (a)	89,035	2,172,454
Kiniksa Pharmaceuticals International Plc Class A (a)	25,861	1,390,805
Kymera Therapeutics Inc (a)	23,660	1,918,116
Mineralys Therapeutics Inc (a)	32,371	862,687
Nurix Therapeutics Inc (a)	59,143	987,688
Nuvalent Inc Class A (a)	16,840	1,688,715
Olema Pharmaceuticals Inc (a)	39,093	563,330
Praxis Precision Medicines Inc (a)	8,641	2,755,010
Rhythm Pharmaceuticals Inc (a)	24,874	2,023,749
Soleno Therapeutics Inc (a)	104	5,493
Stoke Therapeutics Inc (a)	72,902	2,385,353
Twist Bioscience Corp (a)	33,453	1,955,328
Tyra Biosciences Inc (a)	32,426	1,126,804
Upstream Bio Inc (a)	91,013	835,499
Vaxcyte Inc (a)	50,962	2,917,065
Viking Therapeutics Inc (a)	57,708	1,799,335
Viridian Therapeutics Inc (a)	52,740	710,935
Zenas Biopharma Inc (a)	56,839	1,098,129
		49,325,951
Health Care Equipment & Supplies - 1.3%
Ceribell Inc (a)	85,356	1,720,777
Lantheus Holdings Inc (a)	51,552	4,362,330
LivaNova PLC (a)	100,264	6,025,867
QuidelOrtho Corp (a)	146,020	1,796,046
TransMedics Group Inc (a)	26,827	2,703,893
		16,608,913
Health Care Providers & Services - 2.4%
BrightSpring Health Services Inc (a)	230,469	11,055,598
LifeStance Health Group Inc (a)	280,892	2,126,352
Molina Healthcare Inc (a)	16,302	3,172,695
Tenet Healthcare Corp (a)	22,731	4,026,115
Universal Health Services Inc Class B	54,752	9,213,119
		29,593,879
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International Inc (a)	22,002	3,673,674
ICON PLC (a)	4,676	553,311
Repligen Corp (a)	14,953	1,769,089
		5,996,074
Pharmaceuticals - 0.9%
Amylyx Pharmaceuticals Inc (a)	81,826	1,309,216
Crinetics Pharmaceuticals Inc (a)	31,759	1,231,614
Elanco Animal Health Inc (a)	164,775	3,686,017
Enliven Therapeutics Inc (a)	50,291	2,073,498
MBX Biosciences Inc (a)	35,472	1,071,964
Structure Therapeutics Inc ADR (a)	39,452	1,635,285
		11,007,594
TOTAL HEALTH CARE		112,532,411
Industrials - 27.1%
Aerospace & Defense - 3.8%
ATI Inc (a)	106,450	16,548,717
Axon Enterprise Inc (a)	3,856	1,549,187
Carpenter Technology Corp	32,145	13,764,489
Karman Holdings Inc (a)	89,405	6,077,752
Leonardo DRS Inc	61,075	2,481,477
Woodward Inc	18,588	6,747,258
		47,168,880
Air Freight & Logistics - 0.6%
GXO Logistics Inc (a)	131,132	7,491,570
Building Products - 0.7%
Simpson Manufacturing Co Inc	21,798	4,157,533
Tecnoglass Inc	93,376	4,022,637
		8,180,170
Commercial Services & Supplies - 1.1%
Brady Corp Class A	66,300	5,424,666
Brink's Co/The	47,054	5,023,015
GFL Environmental Inc Subordinate Voting Shares (United States)	354	14,199
HNI Corp	81,417	2,974,977
		13,436,857
Construction & Engineering - 8.0%
Comfort Systems USA Inc	12,261	22,563,305
Construction Partners Inc Class A (a)	89,256	11,037,397
EMCOR Group Inc	17,642	15,730,842
Granite Construction Inc	43,591	5,975,018
IES Holdings Inc (a)	36,061	23,226,170
Sterling Infrastructure Inc (a)	29,443	15,181,400
WillScot Holdings Corp	225,996	5,116,549
		98,830,681
Electrical Equipment - 1.3%
Acuity Inc	28,670	8,307,706
Nextpower Inc Class A (a)	63,063	7,512,695
		15,820,401
Ground Transportation - 0.9%
XPO Inc (a)	48,906	10,765,678
Machinery - 5.7%
Allison Transmission Holdings Inc	11,628	1,562,222
Atmus Filtration Technologies Inc	81,282	5,153,279
Blue Bird Corp (a)	9,691	621,290
Crane Co	40,311	7,164,474
Gates Industrial Corp PLC (a)	277,399	7,104,188
ITT Inc	78,005	16,719,592
RBC Bearings Inc (a)	17,267	10,344,487
SPX Technologies Inc (a)(b)	60,131	13,163,277
Terex Corp	155,864	9,694,741
		71,527,550
Professional Services - 2.4%
CACI International Inc (a)	29	15,066
Cbiz Inc (a)	74,103	2,260,142
ExlService Holdings Inc (a)	150,003	4,782,096
FTI Consulting Inc (a)	25,302	4,536,649
Genpact Ltd	301,626	10,481,504
KBR Inc	161,405	6,051,073
Maximus Inc	33,279	2,183,767
		30,310,297
Trading Companies & Distributors - 2.6%
Core & Main Inc Class A (a)	107,503	5,414,926
DXP Enterprises Inc/TX (a)	49,874	8,515,986
GATX Corp	12,439	2,437,049
Herc Holdings Inc	55,394	7,030,606
Rush Enterprises Inc Class A	66,930	4,954,828
Xometry Inc Class A (a)	86,847	4,452,646
		32,806,041
TOTAL INDUSTRIALS		336,338,125
Information Technology - 15.1%
Communications Equipment - 2.2%
Ciena Corp (a)	12,536	6,613,743
Lumentum Holdings Inc (a)	23,050	20,798,476
		27,412,219
Electronic Equipment, Instruments & Components - 7.5%
Advanced Energy Industries Inc	55,827	21,432,545
Belden Inc	35,778	4,024,309
Coherent Corp (a)	48,935	15,645,009
Insight Enterprises Inc (a)	60,837	4,435,017
OSI Systems Inc (a)	21,327	6,119,143
Sanmina Corp (a)	85,383	18,598,125
TD SYNNEX Corp	75,718	17,277,333
Vontier Corp	174,534	6,262,280
		93,793,761
IT Services - 0.3%
Amdocs Ltd	53,760	3,476,659
Semiconductors & Semiconductor Equipment - 2.7%
Axcelis Technologies Inc (a)	53,082	7,384,237
Diodes Inc (a)	42,962	4,603,378
MACOM Technology Solutions Holdings Inc (a)	48,907	13,772,700
Onto Innovation Inc (a)	8,010	2,363,431
Veeco Instruments Inc (a)	110,298	5,498,355
		33,622,101
Technology Hardware, Storage & Peripherals - 2.4%
Seagate Technology Holdings PLC	17,936	12,082,407
Western Digital Corp	40,575	17,630,649
		29,713,056
TOTAL INFORMATION TECHNOLOGY		188,017,796
Materials - 3.9%
Chemicals - 1.4%
Element Solutions Inc	279,682	11,911,657
Minerals Technologies Inc	83,846	6,031,881
		17,943,538
Construction Materials - 1.0%
Eagle Materials Inc	56,976	11,971,227
Containers & Packaging - 0.5%
Silgan Holdings Inc	156,128	6,330,990
Metals & Mining - 0.7%
Coeur Mining Inc (a)	200,962	3,611,287
Commercial Metals Co	69,171	4,770,032
Constellium SE (a)	6,064	189,682
		8,571,001
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp	57,393	4,143,201
TOTAL MATERIALS		48,959,957
Real Estate - 4.6%
Diversified REITs - 0.4%
Essential Properties Realty Trust Inc	160,624	5,048,412
Health Care REITs - 2.0%
American Healthcare REIT Inc	112,837	5,729,863
CareTrust REIT Inc	211,693	8,351,289
Ventas Inc	122,090	10,726,827
		24,807,979
Real Estate Management & Development - 1.5%
Compass Inc Class A (a)	735,680	5,569,098
Jones Lang LaSalle Inc (a)	39,392	12,531,777
		18,100,875
Specialized REITs - 0.7%
Outfront Media Inc	288,761	8,908,277
TOTAL REAL ESTATE		56,865,543
Utilities - 2.0%
Electric Utilities - 1.0%
IDACORP Inc	40,801	6,027,940
PG&E Corp	362,745	6,028,822
		12,056,762
Gas Utilities - 1.0%
Southwest Gas Holdings Inc	50,688	4,767,206
UGI Corp	206,778	7,462,618
		12,229,824
TOTAL UTILITIES		24,286,586
TOTAL UNITED STATES		1,150,446,593
TOTAL COMMON STOCKS (Cost $978,174,472)		1,231,755,947

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $978,174,472)	1,231,755,947
NET OTHER ASSETS (LIABILITIES) - 1.1% (d)	13,263,203
NET ASSETS - 100.0%	1,245,019,150

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)	Includes $1,833,906 of cash collateral to cover margin requirements for futures contracts.
At period end, the value of non-cash collateral for securities on loan amounted to $13,696,570.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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